Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 3, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
DWS Blue Chip Fund, DWS Capital Growth Fund, DWS Growth & Income Fund, DWS Mid Cap Growth Fund, DWS Small Cap Core Fund and DWS Small Cap Growth Fund (the “Funds”), each a series of DWS Investment Trust (the “Trust”) (Reg. Nos. 002-13628, 811-00043)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 182 to the Funds’ Registration Statement on Form N-1A (the “Amendment”), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on January 31, 2011.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

                    /s/Laura McCollum
Laura McCollum
Vice President
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray